Putnam VT International Value Fund
The fund's portfolio
9/30/20 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value
Aerospace and defense (0.9%)
BAE Systems PLC (United Kingdom)	77,849	$481,535

		481,535
Airlines (1.3%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	235,406	685,877

		685,877
Auto components (1.1%)
Magna International, Inc. (Canada)	12,813	586,306

		586,306
Automobiles (0.6%)
Yamaha Motor Co., Ltd. (Japan)	24,000	348,974

		348,974
Banks (11.3%)
Australia & New Zealand Banking Group, Ltd. (Australia)	89,360	1,106,302
BNP Paribas SA (France)(NON)	15,271	553,208
CaixaBank SA (Spain)	164,568	348,932
DBS Group Holdings, Ltd. (Singapore)	32,500	478,021
DNB ASA (Norway)(NON)	37,978	524,541
ING Groep NV (Netherlands)(NON)	195,267	1,382,657
Lloyds Banking Group PLC (United Kingdom)(NON)	575,304	195,232
Mizuho Financial Group, Inc. (Japan)	40,280	503,159
Skandinaviska Enskilda Banken AB (Sweden)(NON)	16,236	143,719
Sumitomo Mitsui Financial Group, Inc. (Japan)	36,300	1,010,089
UniCredit SpA (Italy)(NON)	56,925	469,443

		6,715,303
Beverages (1.1%)
Asahi Group Holdings, Ltd. (Japan)	18,200	633,897

		633,897
Building products (1.0%)
Compagnie De Saint-Gobain (France)(NON)	14,655	615,302

		615,302
Capital markets (3.5%)
Partners Group Holding AG (Switzerland)	599	551,184
Quilter PLC (United Kingdom)	430,324	710,925
UBS Group AG (Switzerland)	70,844	790,879

		2,052,988
Chemicals (1.1%)
LANXESS AG (Germany)	11,870	681,241

		681,241
Construction and engineering (2.7%)
Vinci SA (France)	19,068	1,590,478

		1,590,478
Construction materials (1.2%)
CRH PLC (Ireland)	20,448	738,401

		738,401
Containers and packaging (0.9%)
SIG Combibloc Group AG (Switzerland)	27,878	559,620

		559,620
Diversified financial services (2.0%)
Eurazeo SA (France)(NON)	11,071	599,175
ORIX Corp. (Japan)	48,200	600,062

		1,199,237
Diversified telecommunication services (3.6%)
BCE, Inc. (Canada)	15,100	626,204
Nippon Telegraph & Telephone Corp. (Japan)	56,400	1,153,891
Telstra Corp., Ltd. (Australia)	180,011	359,096

		2,139,191
Electric utilities (2.5%)
Fortum OYJ (Finland)	28,709	581,069
Siemens Energy AG (Germany)(NON)	6,065	163,551
SSE PLC (United Kingdom)	48,515	755,315

		1,499,935
Entertainment (1.2%)
Nintendo Co., Ltd. (Japan)	1,200	682,176

		682,176
Food and staples retail (2.5%)
Koninklijke Ahold Delhaize NV (Netherlands)	34,238	1,013,295
Seven & i Holdings Co., Ltd. (Japan)	15,900	491,517

		1,504,812
Food products (1.7%)
JDE Peet's BV (Netherlands)(NON)	8,205	333,790
Kerry Group PLC Class A (Ireland)	5,264	675,756

		1,009,546
Health-care equipment and supplies (2.0%)
Alcon, Inc. (Switzerland)(NON)	4,010	227,664
Hoya Corp. (Japan)	8,500	958,117

		1,185,781
Hotels, restaurants, and leisure (1.4%)
Compass Group PLC (United Kingdom)	28,042	420,943
Dalata Hotel Group PLC (Ireland)	137,155	397,704

		818,647
Household durables (2.8%)
Panasonic Corp. (Japan)	66,400	562,463
Sony Corp. (Japan)	14,700	1,124,328

		1,686,791
Industrial conglomerates (2.5%)
Siemens AG (Germany)	11,805	1,492,691

		1,492,691
Insurance (9.0%)
AIA Group, Ltd. (Hong Kong)	167,400	1,649,087
Allianz SE (Germany)	4,057	778,208
AXA SA (France)	50,706	936,050
Prudential PLC (United Kingdom)	72,668	1,037,463
QBE Insurance Group, Ltd. (Australia)	153,190	948,075

		5,348,883
Machinery (2.3%)
MinebeaMitsumi, Inc. (Japan)	49,900	941,480
NSK, Ltd. (Japan)	55,100	421,741

		1,363,221
Metals and mining (3.0%)
Anglo American PLC (United Kingdom)	36,167	873,383
Rio Tinto PLC (United Kingdom)	15,132	913,036

		1,786,419
Multi-utilities (1.8%)
Veolia Environnement SA (France)	49,194	1,060,914

		1,060,914
Oil, gas, and consumable fuels (4.2%)
BP PLC (United Kingdom)	259,894	754,577
Ovintiv, Inc.	13,800	112,862
Royal Dutch Shell PLC Class B (United Kingdom)	32,905	398,052
Suncor Energy, Inc. (Canada)	47,631	581,638
TOTAL SA (France)	18,326	629,187

		2,476,316
Personal products (1.6%)
Unilever NV (Netherlands)	15,797	953,669

		953,669
Pharmaceuticals (8.8%)
AstraZeneca PLC (United Kingdom)	11,824	1,286,935
Novartis AG (Switzerland)	27,370	2,378,488
Sanofi (France)	15,357	1,539,832

		5,205,255
Semiconductors and semiconductor equipment (2.5%)
Sino-American Silicon Products, Inc. (Taiwan)	174,000	584,562
Tokyo Electron, Ltd. (Japan)	3,500	916,053

		1,500,615
Technology hardware, storage, and peripherals (2.5%)
Samsung Electronics Co., Ltd. (South Korea)	29,880	1,505,524

		1,505,524
Tobacco (1.0%)
Imperial Brands PLC (United Kingdom)	33,746	594,835

		594,835
Trading companies and distributors (8.4%)
Ashtead Group PLC (United Kingdom)	34,977	1,253,193
Ferguson PLC (United Kingdom)	11,005	1,107,282
ITOCHU Corp. (Japan)	48,000	1,227,397
Mitsubishi Corp. (Japan)	57,800	1,382,772

		4,970,644
Transportation infrastructure (0.8%)
Aena SME SA (Spain)(NON)	3,370	469,412

		469,412
Wireless telecommunication services (2.5%)
KDDI Corp. (Japan)	18,600	470,505
Vodafone Group PLC (United Kingdom)	776,376	1,030,003

		1,500,508

Total common stocks (cost $61,859,888)		$57,644,944

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.25%, 7/31/21 (i)	$108,000	$110,321

Total U.S. treasury obligations (cost $110,321)		$110,321

SHORT-TERM INVESTMENTS (0.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.21%(AFF)	Shares	60,314	$60,314
U.S. Treasury Cash Management Bills 0.104%, 12/8/20		$200,000	199,947

Total short-term investments (cost $260,275)			$260,261
TOTAL INVESTMENTS

Total investments (cost $62,230,484)			$58,015,526

	FORWARD CURRENCY CONTRACTS at 9/30/20 (aggregate face value $29,278,142) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/16/20	$175,312	$181,022	$5,710
		Canadian Dollar	Sell	10/21/20	570,648	559,718	(10,930)
		Euro	Sell	12/16/20	676,469	684,646	8,177
	Barclays Bank PLC
		British Pound	Sell	12/16/20	56,931	58,789	1,858
		Canadian Dollar	Sell	10/21/20	173,117	169,660	(3,457)
		Euro	Buy	12/16/20	67,529	68,340	(811)
		Hong Kong Dollar	Buy	11/18/20	589,075	589,066	9
		Swedish Krona	Buy	12/16/20	91,254	93,590	(2,336)
	Citibank, N.A.
		British Pound	Sell	12/16/20	380,445	392,788	12,343
		Canadian Dollar	Sell	10/21/20	520,553	509,955	(10,598)
		Danish Krone	Buy	12/16/20	165,747	169,027	(3,280)
		Euro	Sell	12/16/20	2,512,567	2,542,606	30,039
		Japanese Yen	Sell	11/18/20	801,900	802,441	541
		Swiss Franc	Buy	12/16/20	202,834	205,176	(2,342)
	Goldman Sachs International
		British Pound	Sell	12/16/20	176,345	182,258	5,913
		Canadian Dollar	Buy	10/21/20	254,982	249,821	5,161
		Euro	Buy	12/16/20	264,481	267,279	(2,798)
		Hong Kong Dollar	Sell	11/18/20	182,744	182,681	(63)
		Japanese Yen	Buy	11/18/20	1,140,521	1,140,661	(140)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/21/20	127,641	123,592	4,049
		British Pound	Sell	12/16/20	176,345	182,016	5,671
		Canadian Dollar	Buy	10/21/20	190,166	186,280	3,886
		Euro	Buy	12/16/20	3,597,032	3,639,770	(42,738)
		Hong Kong Dollar	Sell	11/18/20	154,310	154,294	(16)
		Japanese Yen	Sell	11/18/20	168,907	168,932	25
	JPMorgan Chase Bank N.A.
		British Pound	Buy	12/16/20	1,508,097	1,557,094	(48,997)
		Canadian Dollar	Sell	10/21/20	126,177	123,596	(2,581)
		Euro	Buy	12/16/20	917,814	928,950	(11,136)
		Japanese Yen	Buy	11/18/20	478,648	479,184	(536)
		New Zealand Dollar	Buy	10/21/20	169,291	167,431	1,860
		Norwegian Krone	Sell	12/16/20	132,633	138,959	6,326
		Singapore Dollar	Buy	11/18/20	176,926	175,315	1,611
		South Korean Won	Sell	11/18/20	1,352,267	1,333,129	(19,138)
		Swiss Franc	Sell	12/16/20	461,492	466,875	5,383
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/16/20	257,417	255,211	(2,206)
		Canadian Dollar	Buy	10/21/20	328,510	330,697	(2,187)
		Euro	Sell	12/16/20	593,907	594,516	609
	NatWest Markets PLC
		British Pound	Sell	12/16/20	867,395	895,522	28,127
		Swedish Krona	Buy	12/16/20	951,818	976,298	(24,480)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/21/20	1,389,153	1,338,240	50,913
		British Pound	Sell	12/16/20	1,284,762	1,330,117	45,355
		Canadian Dollar	Sell	10/21/20	494,942	484,782	(10,160)
		Chinese Yuan (Offshore)	Buy	11/18/20	105,891	105,524	367
		Euro	Buy	12/16/20	339,644	344,055	(4,411)
		Hong Kong Dollar	Sell	11/18/20	280,637	280,609	(28)
		Israeli Shekel	Buy	10/21/20	375,694	374,139	1,555
		Japanese Yen	Buy	11/18/20	400,574	400,340	234
		Swiss Franc	Buy	12/16/20	122,854	124,298	(1,444)
	UBS AG
		Canadian Dollar	Sell	10/21/20	589,875	577,853	(12,022)
		Euro	Buy	12/16/20	395,194	399,924	(4,730)
		Japanese Yen	Buy	11/18/20	243,664	243,983	(319)
	WestPac Banking Corp.
		Australian Dollar	Sell	10/21/20	476,613	461,558	(15,055)
		British Pound	Sell	12/16/20	351,141	362,518	11,377
		Canadian Dollar	Sell	10/21/20	137,292	134,487	(2,805)
		Euro	Buy	12/16/20	384,037	388,530	(4,489)

	Unrealized appreciation						237,099

	Unrealized (depreciation)						(246,233)

	Total						$(9,134)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $59,270,801.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/20
	Short-term investments
	Putnam Short Term Investment Fund*	—	9,840,560	9,780,246	9,734	60,314

	Total Short-term investments	$—	$9,840,560	$9,780,246	$9,734	$60,314
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	At the close of the reporting period, the fund maintained liquid assets totaling $130,678 to cover certain derivative contracts.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	23.1%
	United Kingdom	20.4
	France	13.0
	Switzerland	7.8
	Netherlands	6.3
	Germany	5.4
	Australia	5.3
	Ireland	3.1
	Canada	3.1
	Hong Kong	2.8
	South Korea	2.6
	Spain	1.4
	Taiwan	1.0
	Finland	1.0
	Norway	0.9
	Singapore	0.8
	Italy	0.8
	United States	0.6
	Sweden	0.2

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $132,895 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$626,204	$3,695,671	$—
Consumer discretionary	586,306	2,854,412	—
Consumer staples	—	4,696,759	—
Energy	694,500	1,781,816	—
Financials	—	15,316,411	—
Health care	—	6,391,036	—
Industrials	—	11,669,160	—
Information technology	—	3,006,139	—
Materials	—	3,765,681	—
Utilities	163,551	2,397,298	—

Total common stocks	2,070,561	55,574,383	—
U.S. treasury obligations	—	110,321	—
Short-term investments	60,314	199,947	—

Totals by level	$2,130,875	$55,884,651	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(9,134)	$—

Totals by level	$—	$(9,134)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$29,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com